General and Administrative	12 Months Ended
Dec. 31, 2023
General and Administrative [Abstract]
GENERAL AND ADMINISTRATIVE
15.	GENERAL AND ADMINISTRATIVE

(in thousands)	December 31, 2023	December 31, 2022	December 31, 2021
Salaries and related expenses	$553	$601	$516
Professional services	2,521	3,020	1,063
Consulting and director fees	1,131	1,171	972
Travel	63	135	85
Office and general	1,415	1,994	1,650
Regulatory and filing fees	169	(33)	178
Shareholder relations	228	547	468
Total	$6,080	$7,435	$4,932